Investment in Securities - Summary of Investment in Securities Noncurrent (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Debt securities, classified as available-for-sale	$ 5,384	$ 5,548
Equity securities	57	229
Investment in securities - noncurrent	$ 5,441	$ 5,777